LEASE RENTAL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
LEASE RENTAL RECEIVABLES
Schedule of lease rental receivables

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Current assets:
Direct financing leases	21,334	189,739	29,162
Sales-type leases	1,958	3,964	610

	23,292	193,703	29,772

Non-current assets:
Direct financing leases	87,551	746,806	114,782
Sales-type leases	—	2,437	375

	87,551	749,243	115,157

	110,843	942,946	144,929

Schedule of net investment in financing leases

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Total minimum lease payments receivable	129,005	1,096,260	168,493
Less: Executory costs	—	—	—

Minimum lease payments receivable	129,005	1,096,260	168,493
Less: Allowance for uncollectibles	—	—	—

Net minimum lease payments receivable	129,005	1,096,260	168,493
Unguaranteed residuals	—	—	—
Less: Unearned income	(18,162)	(153,314)	(23,564)

Net investment in financing leases	110,843	942,946	144,929

Current portion	23,292	193,703	29,772
Non-current portion	87,551	749,243	115,157

Schedule of future minimum lease payments to be received
RMB
2018	258,610
2019	253,862
2020	232,148
2021	200,918
2022	105,984
Thereafter	44,738

1,096,260